30. Insurance (Tables)	12 Months Ended
Dec. 31, 2018
Insurance Tables
Schedule of insurance coverage by nature
	In thousands of Brazilian Reais	In thousands of U.S. dollars
GLA
Guarantee - hull/war	329,358	85,000
Civil liability per event/aircraft (a)	2,906,100	750,000
Inventories (local) (b)	968,700	250,000
Smiles
Rent insurance (Rio Negro – Alphaville complex)	1,238	-
D&O liability insurance	100,000	-
Fire insurance (Property insurance Rio Negro – Alphaville complex)	12,747	-

(a)  In accordance with the agreed amount for each aircraft up to the maximum limit indicated.

(b)   Values per incident and annual aggregate.